Share-based Payments - Additional Information (Details) £ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021 GBP (£)	Jun. 30, 2020 GBP (£)	Jun. 30, 2021 GBP (£) shares	Jun. 30, 2020 GBP (£) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense | £	£ 1.8	£ 0.8	£ 3.6	£ 1.7
Long-Term Incentive Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement | shares			1,501,663	2,186,780
Share options granted, vesting period			4 years